Bank Borrowings (Details) - Schedule of Loan Type in Terms of Currency - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Loan type in Terms of Currency [Abstract]
Carrying value	$ 13,405,816	$ 15,813,022
Within 1 year or on demand	13,405,816	15,813,022
2025
2026
2027
Thereafter